Lease liabilities - Schedule of future minimum payments and the present value of the minimum leasing liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	R$ 16,239,050	R$ 11,921,711
Financial expenses	(4,132,429)	(3,001,965)
Net present value of minimum lease payments	12,106,621	8,919,746
2019 [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment		1,957,371
2020 [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	2,481,457	1,828,394
2021 [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	2,335,363	1,726,072
2022 [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	2,406,701	1,798,733
2023 [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	1,875,308	1,293,654
2024 [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	1,560,055	992,525
Posterior a 2024 [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	R$ 5,580,166	R$ 2,324,962